Other Income (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Income [Abstract]
Summary of Other Income
	For the year ended March 31
Particulars	2017	2018	2019
Excess provision written back	93	96	167
Net gain on disposal of property, plant and equipment	—	—	53
Others	270	339	—
Total	363	435	220